FINANCIAL INSTRUMENTS - Schedule of Net Debt to Equity Ratio (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)
Disclosure of detailed information about financial instruments [abstract]
Debt	$ 297,908,081	$ 224,818,416
Cash and current investments	31,415,663	11,251,842
Net debt	266,492,418	213,566,574
Total shareholders’ equity	$ 1,066,162,358	$ 1,043,341,822	$ 842,842,756	$ 1,034,336,303
Net debt-to-equity ratio and shareholders’ equity	0.25	0.20